Note 13 - Segment and Geographical Information (Detail) - Revenues by Geographic Area (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues by Country	$ 397,860	$ 163,511	$ 49,634
United States [Member]
Revenues by Country	298,056	147,918	49,634
Canada [Member]
Revenues by Country	21,271	9,710
United Kingdom [Member]
Revenues by Country	$ 78,533	$ 5,883